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September 30, 2003                                                   44046.00002


VIA EDGAR

Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, DC  20549

Re:     The Tocqueville Trust (the "Trust")
        Registration No. 333-108305

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), we hereby certify that:

        (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) of the Securities Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Trust's registration statement on Form N-14 ("Pre-Effective Amendment No. 1"); and

        (2) Pre-Effective Amendment No. 1 was filed electronically with the Securities and Exchange Commission on September 26, 2003, pursuant to Rule 488 of the Securities Act (accession no.0001116679-03-002186).

Very truly yours,


/s/ Christopher J. Tafone
Christopher J. Tafone
for PAUL, HASTINGS, JANOFSKY & WALKER LLP